Discontinued Operations - Summary Results of Discontinued Operations (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Gross revenue		$ 67,279	$ 73,321		$ 66,927
Net revenue		56,128	60,918		63,562
Cost of sales		48,601	51,740		46,721
Gross margin before fair value adjustments		(9,451)	(36,735)		16,841
Change in fair value of biological assets		4,708	5,432		30,340
Gross margin		(6,990)	(49,869)		36,496
General and administrative		38,370	32,029		38,934
Sales and marketing		5,043	5,737		8,068
Depreciation and amortization		4,726	4,711		595
Share-based compensation		12,307	8,566		38,698
Loss from operations		(132,131)	(185,404)		(52,371)
Transaction costs		(17,566)	(3,587)		(8,481)
Finance costs, net		(3,756)	(3,819)		(24,216)
Gain on disposition of PP&E		235	488		8
Loss on disposition of Bridge Farm			(33,627)		(128,931)
Loss before income tax		(232,453)	(206,317)		(146,307)
Income tax recovery		2,271			3,609
Net loss		(230,182)	(239,944)		(271,629)
Bridge Farm
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on disposition of Bridge Farm		$ (14,979)
Discontinued Operations | Bridge Farm
Disclosure of analysis of single amount of discontinued operations [line items]
Gross revenue			22,139	[1]	12,298	[2]
Net revenue			22,139	[1]	12,298	[2]
Cost of sales			15,633	[1]	9,426	[2]
Gross margin before fair value adjustments			6,506	[1]	2,872	[2]
Change in fair value of biological assets			1,064	[1]	386	[2]
Change in fair value realized through inventory	[1]		(1,122)
Gross margin			6,448	[1]	3,258	[2]
General and administrative			8,585	[1]	5,515	[2]
Sales and marketing			1,418	[1]	820	[2]
Depreciation and amortization			2,752	[1]	3,482	[2]
Foreign exchange			1,057	[1]	(1,779)	[2]
Share-based compensation			(826)	[1]	826	[2]
Goodwill impairment	[2]				100,305
Loss from operations			(6,538)	[1]	(105,911)	[2]
Transaction costs	[2]				(1,588)
Finance costs, net			(10,083)	[1]	(3,982)	[2]
Loss on contingent consideration			(2,252)	[1]	(18,645)	[2]
Gain on investment	[2]				165
Gain on disposition of PP&E	[2]				13
Loss on disposition of Bridge Farm	[1]		(14,979)
Loss before income tax			(33,852)	[1]	(129,948)	[2]
Income tax recovery			225	[1]	1,017	[2]
Net loss	[3]		$ (33,627)	[1]	$ (128,931)	[2]

[1]	Period January 1, 2020, to June 5, 2020
[2]	Period July 2, 2019, to December 31, 2019
[3]	Net loss from the discontinued operations is attributable entirely to the owners of the Company.